ETF Advisors Trust
Financial Statements for the Period
October 31, 2002 through January 31, 2003
(unaudited)

                                                        March 31, 2003







Dear Fellow Shareholder:

         I am pleased to send you the first Semi-Annual Report for the ETF Advisors Trust Treasury FITRS funds. Although the Treasury FITRS were first traded on November 1, 2002, our July fiscal year requires a Semi-Annual Report to Shareholders with financial statements and performance data through January 31, 2003.

         After only three months, it is too early in the life of our funds to draw strong conclusions, but fund assets and trading volume have generally trended upward. More importantly, the four Treasury FITRS index funds have matched or exceeded the pre-tax performance of their benchmark indexes before expenses. The Treasury FITRS 5 and 10 year ETFs have surpassed their indexes, even after expenses. Please note that the before and after-tax returns in the table are based on fund share market prices on January 31, 2003, as required. The returns in the bar graph which compares each fund's total return with the return of its benchmark index are based on net asset value (NAV), which provides returns based on Treasury market values in each case.

         We encourage you to examine the accompanying financial statements and to review the funds' portfolio composition. We also call your attention to the Dividend and Treasury Interest Table which includes the Treasury Interest Percentage of the Treasury FITRs dividends for state and local income tax purposes.

         Our website at www.etfadvisors.com provides additional information on the FITRs, and we welcome your questions and comments.

                                                        Sincerely,




                                                        Gary L. Gastineau
                                                        Managing Director

FITRS Average Annual Total Returns (Market Prices)


For the periods ended 1/31/03

Treasury FITR 1                                                            1 Month                Life of Fund
Return Before Taxes                                                        0.0289%                     0.5388%
Return After Taxes on Distributions                                       -0.0139%                     0.4109%
Return After Taxes on Distributions                                        0.0178%                     0.3307%
and Sale of Fund Shares
---------------------------------------------------------------------------------------------------------------

Treasury  FITR 2                                                           1 Month                Life of Fund
Return Before Taxes                                                       -0.0184%                     0.7469%
Return After Taxes on Distributions                                       -0.0745%                     0.5914%
Return After Taxes on Distributions                                       -0.0113%                     0.4581%
and Sale of Fund Shares
---------------------------------------------------------------------------------------------------------------

Treasury FITR 5                                                            1 Month                Life of Fund
Return Before Taxes                                                       -0.6680%                     0.7865%
Return After Taxes on Distributions                                       -0.7472%                     0.5202%
Return After Taxes on Distributions                                       -0.4101%                     0.4813%
and Sale of Fund Shares
---------------------------------------------------------------------------------------------------------------

Treasury FITR 10                                                           1 Month                Life of Fund
Return Before Taxes                                                       -0.7741%                     1.5743%
Return After Taxes on Distributions                                       -0.8682%                     1.2090%
Return After Taxes on Distributions                                       -0.4753%                     0.9634%
and Sale of Fund Shares
---------------------------------------------------------------------------------------------------------------

                   Total Returns since Inception (10/30/02)*
                             as of January 31, 2003

                                     [GRAPH]

                               *Based on fund NAVs

Dividend Record for Treasury 1 FITR ETF

------------------------------------------------------------------------------------------------------------
    Declared       Ex-Dividend      Record Date      Dividend Per       Payable*      % of Dividend from
                                                         Share                         Treasury Interest
------------------------------------------------------------------------------------------------------------
    11/25/02         11/26/02         11/29/02          $0.0851         12/3/02             99.88%
    12/26/02         12/27/02         12/31/02          $0.1011          1/3/03             99.68%
    1/28/03          1/29/03          1/31/03           $0.0947          2/4/03             100.0%
    2/25/03          2/26/03          2/28/03           $0.0889          3/4/03             99.64%
------------------------------------------------------------------------------------------------------------

Dividend Record for Treasury 2 FITR ETF

------------------------------------------------------------------------------------------------------------
    Declared       Ex-Dividend      Record Date      Dividend Per       Payable*      % of Dividend from
                                                         Share                         Treasury Interest
------------------------------------------------------------------------------------------------------------
    11/25/02         11/26/02         11/29/02          $0.1173         12/3/02             99.80%
    12/26/02         12/27/02         12/31/02          $0.0993          1/3/03             99.66%
    1/28/03          1/29/03          1/31/03           $0.1242          2/4/03             99.88%
    2/25/03          2/26/03          2/28/03           $0.1128          3/4/03             99.93%
------------------------------------------------------------------------------------------------------------

Dividend Record for Treasury 5 FITR ETF

------------------------------------------------------------------------------------------------------------
    Declared       Ex-Dividend      Record Date      Dividend Per       Payable*      % of Dividend from
                                                         Share                         Treasury Interest
------------------------------------------------------------------------------------------------------------
    11/25/02         11/26/02         11/29/02          $0.1998         12/3/02             99.81%
    12/26/02         12/27/02         12/31/02          $0.2041          1/3/03             99.77%
    1/28/03          1/29/03          1/31/03           $0.1763          2/4/03             97.13%
    2/25/03          2/26/03          2/28/03           $0.1739          3/4/03             95.80%
------------------------------------------------------------------------------------------------------------

Dividend Record for Treasury 10 FITR ETF

------------------------------------------------------------------------------------------------------------
    Declared       Ex-Dividend      Record Date      Dividend Per       Payable*      % of Dividend from
                                                         Share                         Treasury Interest
------------------------------------------------------------------------------------------------------------
    11/25/02         11/26/02         11/29/02          $0.2880         12/3/02             99.47%
    12/26/02         12/27/02         12/31/02          $0.2932          1/3/03             99.82%
    1/28/03          1/29/03          1/31/03           $0.2106          2/4/03             84.78%
    2/25/03          2/26/03          2/28/03           $0.2445          3/4/03              89.99%
------------------------------------------------------------------------------------------------------------

*The dividend may take a few days longer to be reflected in your account statement because all brokers do not post dividends daily.

--------------------------------------------------------------------------------
                  Treasury 1 FITR ETF
                  Schedule of Investments
                  January 31, 2003 (Unaudited)

--------------------------------------------------------------------------------

    Principal
      Amount                                                                            Value
----------------                                                                ---------------
                      United States Government Obligations--98.9%
                      United States Treasury Notes--98.9%

$      4,065,000      3.875%, 6/30/03                                           $     4,109,534
       3,998,000      5.25%, 8/15/03                                                  4,083,664
       3,042,000      3.00%, 1/31/04                                                  3,093,318
       2,399,000      2.25%, 7/31/04                                                  2,425,977
       1,979,000      1.875%, 9/30/04                                                 1,989,741
       1,159,000      2.125%, 10/31/04                                                1,169,751

                      Total United States Government Obligations
                                                                                ---------------
                      (Cost $16,842,522)                                             16,871,985
                                                                                ---------------

    Number of
     Shares
----------------
                      Money Market Fund - 0.0%
           3,427      BNY Hamilton Treasury Money Fund, 1.16% (a)
                      (Cost $3,427)                                                       3,427
                                                                                ---------------

                      Total Investments
                      (Cost $16,845,949) (b)---98.9%                                 16,875,412
                      Other assets less liabilities---1.1%                              180,618
                                                                                ---------------
                      Net Assets---100.0%                                       $    17,056,030
                                                                                ===============

             (a)    Represents annualized 7 day yield at January 31, 2003.

             (b) The cost stated also approximates the aggregate cost for Federal income tax purposes.

Treasury 1 FITR ETF
Statement of Assets and Liabilities
January 31, 2003 (Unaudited)

-------------------------------------------------------------------------------


ASSETS:
    Investments at market value,
      (Cost $16,845,949)                                           $ 16,875,412
    Cash                                                                 72,605
    Interest receivable                                                 130,263
                                                              -----------------
      Total Assets                                                   17,078,280
                                                              -----------------

LIABILITIES:
    Dividends payable                                                    18,959
    Advisory fee payable                                                  3,291
                                                              -----------------
      Total Liabilities                                                  22,250
                                                              -----------------

NET ASSETS:                                                        $ 17,056,030
                                                              =================

SOURCES OF NET ASSETS:
    Capital stock @ par                                            $        200
    Capital surplus                                                  17,028,201
    Undistributed net investment income                                       3
    Accumulated net realized loss on investments                         (1,837)
    Net unrealized appreciation on investments                           29,463
                                                              -----------------
Net Assets                                                         $ 17,056,030
                                                              =================

    Shares outstanding                                                  200,295
                                                              =================
    Net asset value, offering price and
      repurchase price per share                                   $      85.15
                                                              =================

See notes to financial statements.

Treasury 1 FITR ETF
Statement of Operations
For the period October 31, 2002* through January 31, 2003 (Unaudited)

-------------------------------------------------------------------------------


INVESTMENT INCOME:
      Interest                                                         $ 50,953
                                                                ---------------

EXPENSES:

      Advisory                                                            4,015
                                                                ---------------
        Net Investment Income                                            46,938
                                                                ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
      INVESTMENTS:
      Net realized loss on investments                                   (1,837)
      Net unrealized appreciation on investments                         29,463
                                                                ---------------
      Net realized and unrealized gain on investments                    27,626
                                                                ---------------
      Net increase in net assets resulting from operations             $ 74,564
                                                                ===============

* Commencement of investment operations.

See notes to financial statements.

Treasury 1 FITR ETF
Statement of Changes in Net Assets

-------------------------------------------------------------------------------

                                                                       For the Period
                                                                      October 31, 2002*
                                                                           through
                                                                      January 31, 2003
                                                                         (Unaudited)
                                                                      ----------------
OPERATIONS:
      Net investment income                                            $        46,938
      Net realized loss on investments                                          (1,837)
      Net unrealized appreciation on investments                                29,463
                                                                      ----------------
        Net increase in net assets resulting from operations                    74,564
                                                                      ----------------

DIVIDENDS TO SHAREHOLDERS:
      Dividends from net investment income                                     (46,935)
                                                                      ----------------

CAPITAL STOCK TRANSACTIONS:
      Proceeds from capital stock sold                                      21,286,109
      Value of capital stock repurchased                                    (4,257,708)
                                                                      ----------------
        Net increase in net assets resulting from capital stock
          transactions                                                      17,028,401
                                                                      ----------------
            Increase in Net Assets                                          17,056,030
                                                                      ----------------

NET ASSETS:
      Beginning of period                                                          -0-
                                                                      ----------------
      End of period                                                         17,056,030
                                                                      ----------------


CHANGES IN CAPITAL STOCK OUTSTANDING:
      Shares sold                                                              250,295
      Shares repurchased                                                       (50,000)
                                                                      ----------------
        Net increase                                                           200,295
      Shares outstanding, beginning of period                                      -0-
                                                                      ----------------
      Shares outstanding, end of period                                        200,295
                                                                      ================

* Commencement of investment operations.

See notes to financial statements.

--------------------------------------------------------------------------------
               Treasury 1 FITR ETF

               Financial Highlights

--------------------------------------------------------------------------------

                                                            FOR THE PERIOD
                                                          OCTOBER 31, 2002*
                                                               THROUGH
                                                           JANUARY 31, 2003
                                                             (UNAUDITED)
                                                         -------------------
PER SHARE DATA:
Net asset value at beginning of period                    $          85.02
                                                         -------------------
Gain from investment operations
Net investment income                                                 0.28
Net realized and unrealized gain on investments                       0.13
                                                         -------------------
     Total from investment operations                                 0.41
                                                         -------------------
Dividends
Dividends from net investment income                                 (0.28)
                                                         -------------------
Net asset value at end of period                          $          85.15
                                                         ===================
TOTAL RETURN:                                                         0.49% **
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)               $         17,056
Ratio to average net assets of:
     Expenses                                                         0.12% ***
     Net investment income                                            1.39% ***
Portfolio turnover rate                                                 49%

*         Commencment of investment operations.
**        Not annualized.
***       Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
                Treasury 2 FITR ETF
                Schedule of Investments
                January 31, 2003 (Unaudited)

--------------------------------------------------------------------------------

   Principal
    Amount                                                                             Value
---------------                                                                  ------------------
                    United States Government Obligations--99.3%
                    United States Treasury Notes--99.3%
  $  1,998,000      2.25%, 7/31/04                                                 $      2,020,468
     1,604,000      2.125%, 10/31/04                                                      1,618,879
     2,450,000      5.875%, 11/15/04                                                      2,633,711
     1,645,000      1.75%, 12/31/04                                                       1,647,280
     3,695,000      1.625%, 1/31/05                                                       3,688,649
     1,500,000      6.75%, 5/15/05                                                        1,662,890
       726,000      5.75%, 11/15/05                                                         797,478
     2,642,000      5.875%, 11/15/05                                                      2,910,958

                    Total United States Government Obligations
                                                                                 ------------------
                    (Cost $16,943,296)                                                   16,980,313
                                                                                 ------------------

   Number of
    Shares
---------------
                    Money Market Fund--0.1%
         9,079      BNY Hamilton Treasury Money Fund, 1.16% (a)
                    (Cost $9,079)                                                             9,079
                                                                                 ------------------


                    Total Investments
                    (Cost $16,952,375) (b)---99.4%                                       16,989,392
                    Other assets less liabilities---0.6%                                    106,493
                                                                                 ------------------
                    Net Assets---100.0%                                            $     17,095,885
                                                                                 ==================

             (a)    Represents annualized 7 day yield at January 31, 2003.

             (b) The cost stated also approximates the aggregate cost for Federal income tax purposes.

See notes to financial statements.                                            10

Treasury 2 FITR ETF
Statement of Assets and Liabilities
January 31, 2003 (Unaudited)

--------------------------------------------------------------------------------


ASSETS:
    Investments at market value,
      (Cost $16,952,375)                                          $ 16,989,392
    Cash                                                                27,581
    Interest receivable                                                106,897
                                                             -----------------
      Total Assets                                                  17,123,870
                                                             -----------------

LIABILITIES:
    Dividends payable                                                   24,883
    Advisory fee payable                                                 3,102
                                                             -----------------
      Total Liabilities                                                 27,985
                                                             -----------------

NET ASSETS:                                                       $ 17,095,885
                                                             =================

SOURCES OF NET ASSETS:
    Capital stock @ par                                           $        200
    Capital surplus                                                 17,044,342
    Undistributed net investment income                                     10
    Accumulated net realized gain on investments                        14,316
    Net unrealized appreciation on investments                          37,017
                                                             -----------------
Net Assets                                                        $ 17,095,885
                                                             =================

    Shares outstanding                                                 200,295
                                                             =================
    Net asset value, offering price and
      repurchase price per share                                  $      85.35
                                                             =================


See notes to financial statements.

Treasury 2 FITR ETF
Statement of Operations
For the period October 31, 2002* through January 31, 2003 (Unaudited)

-------------------------------------------------------------------------------




INVESTMENT INCOME:
      Interest                                                      $  60,299
                                                                 ------------
EXPENSES:
      Advisory                                                          3,753
                                                                 ------------
        Net Investment Income                                          56,546
                                                                 ------------

REALIZED AND UNREALIZED GAIN ON
      INVESTMENTS:
      Net realized gain on investments                                 14,316
      Net unrealized appreciation on investments                       37,017
                                                                 ------------
      Net realized and unrealized gain on investments                  51,333
                                                                 ------------
      Net increase in net assets resulting from operations          $ 107,879
                                                                 ============

* Commencement of investment operations.

See notes to financial statements.

Treasury 2 FITR ETF
Statement of Changes in Net Assets

--------------------------------------------------------------------------------

                                                                                   For the Period
                                                                                  October 31,2002*
                                                                                      through
                                                                                  January 31, 2003
                                                                                    (Unaudited)
                                                                                  ----------------
OPERATIONS:
      Net investment income                                                          $      56,546
      Net realized gain on investments                                                      14,316
      Net realized and unrealized gain on investments                                       37,017
                                                                                  ----------------
        Net increase in net assets resulting from operations                               107,879
                                                                                  ----------------

DIVIDENDS TO SHAREHOLDERS:
      Dividends from net investment income                                                 (56,536)
                                                                                  ----------------

CAPITAL STOCK TRANSACTIONS:
      Proceeds from capital stock sold                                                  17,044,542
      Value of capital stock repurchased                                                       -0-
                                                                                  ----------------
        Net increase in net assets resulting from capital stock transactions            17,044,542
                                                                                  ----------------
            Increase in Net Assets                                                      17,095,885
                                                                                  ----------------

NET ASSETS:
      Beginning of period                                                                      -0-
                                                                                  ----------------
      End of period                                                                     17,095,885
                                                                                  ----------------


CHANGES IN CAPITAL STOCK OUTSTANDING:
      Shares sold                                                                          250,295
      Shares repurchased                                                                       -0-
                                                                                  ----------------
        Net increase                                                                       250,295
      Shares outstanding, beginning of period                                                  -0-
                                                                                  ----------------
      Shares outstanding, end of period                                                    250,295
                                                                                  ================

* Commencement of investment operations.

See notes to financial statements.

--------------------------------------------------------------------------------
               Treasury 2 FITR ETF

               Financial Highlights
--------------------------------------------------------------------------------

                                                                             FOR THE PERIOD
                                                                           OCTOBER 31, 2002*
                                                                                 THROUGH
                                                                            JANUARY 31, 2003
                                                                               (UNAUDITED)
                                                                          --------------------
PER SHARE DATA:
Net asset value at beginning of period                                      $           85.12
                                                                          --------------------
Gain (loss) from investment operations
Net investment income                                                                    0.34
Net realized and unrealized gain (loss) on investments                                   0.23
                                                                          --------------------
     Total from investment operations                                                    0.57
                                                                          --------------------
Dividends
Dividends from net investment income                                                    (0.34)
                                                                          --------------------
Net asset value at end of period                                            $           85.35
                                                                          ====================
TOTAL RETURN:                                                                            0.68% **
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)                                 $          17,096
Ratio to average net assets of:
     Expenses                                                                            0.11% ***
     Net investment income                                                               1.80% ***
Portfolio turnover rate                                                                    91%

*              Commencment of investment operations.
**             Not annualized.
***            Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
                Treasury 5 FITR ETF
                Schedule of Investments
                January 31, 2003 (Unaudited)

--------------------------------------------------------------------------------

   Principal
    Amount                                                                              Value
---------------                                                                 --------------------
                  United States Government Obligations--98.5%
                  United States Treasury Notes--98.5%
$       576,000   9.375%, 2/15/06                                               $           696,605
      1,197,000   6.50%, 10/15/06                                                         1,363,045
      1,800,000   3.50%, 11/15/06                                                         1,858,811
      1,500,000   3.25%, 8/15/07                                                          1,523,791
      1,597,000   3.00%, 11/15/07                                                         1,600,493
      1,950,000   4.75%, 11/15/08                                                         2,102,963
      2,999,000   6.00%, 8/15/09                                                          3,445,569

                  Total United States Government Obligations
                                                                                --------------------
                  (Cost $12,570,559)                                                     12,591,277
                                                                                --------------------

   Number of
    Shares
---------------
                  Money Market Fund--0.2%
         26,245   BNY Hamilton Treasury Money Fund, 1.16% (a)
                  (Cost $26,245)                                                             26,245
                                                                                --------------------

                  Total Investments
                  (Cost $12,596,804) (b)---98.7%                                         12,617,522
                  Other assets less liabilities---1.3%                                      168,783
                                                                                --------------------
                  Net Assets---100.0%                                           $        12,786,305
                                                                                ====================

            (a)   Represents annualized 7 day yield at January 31, 2003.

            (b) The cost stated also approximates the aggregate cost for Federal income tax purposes.

See notes to financial statements.                                            15

Treasury 5 FITR ETF
Statement of Assets and Liabilities
January 31, 2003 (Unaudited)

--------------------------------------------------------------------------------

ASSETS:
  Investments at market value,
    (Cost $12,596,804)                                         $     12,617,522
  Interest receivable                                                   197,923
                                                               ----------------
    Total Assets                                                     12,815,445
                                                               ----------------

LIABILITIES:
  Due to custodian                                                           16
  Dividends payable                                                      26,502
  Advisory fee payable                                                    2,622
                                                               ----------------
    Total Liabilities                                                    29,140
                                                               ----------------

NET ASSETS:                                                    $     12,786,305
                                                               ================

SOURCES OF NET ASSETS:
  Capital stock @ par                                          $            150
  Capital surplus                                                    12,768,750
  Overdistributed net investment income                                      (1)
  Accumulated net realized loss on investments                           (3,312)
  Net unrealized appreciation on investments                             20,718
                                                               ----------------
Net Assets                                                     $     12,786,305
                                                               ================

  Shares outstanding                                                    150,295
                                                               ----------------
  Net asset value, offering price and
    repurchase price per share                                 $          85.07
                                                               ================

See notes to financial statements.

Treasury 5 FITR ETF
Statement of Operations
For the period October 31, 2002* through January 31, 2003 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest                                                         $    70,078
  Other                                                                    169
                                                                   -----------
    Total Income                                                        70,247
                                                                   -----------

EXPENSES:
  Advisory                                                               3,243
                                                                   -----------
    Net Investment Income                                               67,004
                                                                   -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized loss on investments                                      (3,312)
  Net unrealized appreciation on investments                            20,718
                                                                   -----------
  Net realized and unrealized gain on investments                       17,406
                                                                   -----------
  Net increase in net assets resulting from operations             $    84,410
                                                                   ===========

* Commencement of investment operations.

See notes to financial statements.
                                                                              17

Treasury 5 FITR ETF
Statement of Changes in Net Assets

--------------------------------------------------------------------------------

                                                                                     For The Period
                                                                                    October 31, 2002*
                                                                                         Through
                                                                                    January 31, 2003
                                                                                       (Unaudited)
                                                                                    ----------------
OPERATIONS:
  Net investment income                                                             $         67,004
  Net realized loss on investments                                                            (3,312)
  Net unrealized appreciation on investments                                                  20,718
                                                                                    ----------------
    Net increase in net assets resulting from operations                                      84,410
                                                                                    ----------------

DIVIDENDS TO SHAREHOLDERS:
  Dividends from net investment income                                                       (67,005)
                                                                                    ----------------

CAPITAL STOCK TRANSACTIONS:
  Proceeds from capital stock sold                                                        12,768,900
  Value of capital stock repurchased                                                              -0-
                                                                                    ----------------
    Net increase in net assets resulting from capital stock transactions                  12,768,900
                                                                                    ----------------
        Increase in Net Assets                                                            12,786,305
                                                                                    ----------------

NET ASSETS:
  Beginning of period                                                                             -0-
                                                                                    ----------------
  End of period                                                                     $     12,786,305
                                                                                    ================

CHANGES IN CAPITAL STOCK OUTSTANDING:
  Shares sold                                                                                150,295
  Shares repurchased                                                                              -0-
                                                                                    ----------------
    Net increase                                                                             150,295
  Shares outstanding, beginning of period                                                         -0-
                                                                                    ----------------
  Shares outstanding, end of period                                                          150,295
                                                                                    ================

* Commencement of investment operations.

See notes to financial statements.

--------------------------------------------------------------------------------
               Treasury 5 FITR ETF

               Financial Highlights

--------------------------------------------------------------------------------

                                                         FOR THE PERIOD
                                                        OCTOBER 31, 2002*
                                                             THROUGH
                                                        JANUARY 31, 2003
                                                           (UNAUDITED)
                                                      ---------------------
PER SHARE DATA:
Net asset value at beginning of period                 $              85.05
                                                      ---------------------
Gain from investment operations
Net investment income                                                  0.58
Net realized and unrealized gain on investments                        0.02
                                                      ---------------------
     Total from investment operations                                  0.60
                                                      ---------------------
Dividends
Dividends from net investment income                                  (0.58)
                                                      ---------------------
Net asset value at end of period                       $              85.07
                                                      =====================
TOTAL RETURN:                                                          0.72% **
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)            $             12,786
Ratio to average net assets of:
     Expenses                                                          0.31% ***
     Net investment income                                             2.83% ***
Portfolio turnover rate                                                  11%

*       Commencment of investment operations.
**      Not annualized.
***     Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
                Treasury 10 FITR ETF
                Schedule of Investments
                January 31, 2003 (Unaudited)

--------------------------------------------------------------------------------

    Principal
     Amount                                                                       Value
  -------------                                                               -------------
                    United States Government Obligations--98.7%
                    United States Treasury Bonds --36.0%
   $   998,000      11.25%, 2/15/15                                              $ 1,644,673
     3,556,000      7.25%, 5/15/16                                                 4,514,453
                                                                                ------------
                                                                                   6,159,126

                    United States Treasury Notes--62.7%
     1,050,000      5.00%, 8/15/11                                                 1,138,758
     1,598,000      4.875%, 2/15/12                                                1,716,102
     3,045,000      4.375%, 8/15/12                                                3,145,613
     4,734,000      4.00%, 11/15/12                                                4,742,753
                                                                                ------------
                                                                                  10,743,226
                    Total United States Government Obligations
                    (Cost $16,817,261)                                            16,902,352
                                                                                ------------
     Number of
      Shares
  -------------
                    Money Market Fund--0.0%
         6,035      BNY Hamilton Treasury Money Fund, 1.16% (a)
                    (Cost $6,035)                                                      6,035
                                                                                ------------

                    Total Investments
                    (Cost $16,823,296) (b)---98.7%                                16,908,387
                    Other assets less liabilities---1.3%                             226,220
                                                                                ------------
                    Net Assets---100.0%                                          $17,134,607
                                                                                ============

           (a)      Represents annualized 7 day yield at January 31,
                    2003.

           (b) The cost stated also approximates the aggregate cost for Federal income tax purposes.


See notes to financial statements.

Treasury 10 FITR ETF
Statement of Assets and Liabilities
January 31, 2003 (Unaudited)

--------------------------------------------------------------------------------

ASSETS:
    Investments at market value,
      (Cost $16,823,296)                                         $   16,908,387
    Interest receivable                                                 271,053
                                                                 --------------
      Total Assets                                                   17,179,440
                                                                 --------------

LIABILITIES:
    Due to custodian                                                         14
    Dividends payable                                                    42,181
    Advisory fee payable                                                  2,638
                                                                 --------------
      Total Liabilities                                                  44,833
                                                                 --------------

NET ASSETS:                                                      $   17,134,607
                                                                 ==============

SOURCES OF NET ASSETS:
    Capital stock @ par                                          $          200
    Capital surplus                                                  17,056,303
    Overdistributed net investment income                                   (87)
    Accumulated net realized loss on investments                         (6,900)
    Net unrealized appreciation on investments                           85,091
                                                                 --------------
Net Assets                                                       $   17,134,607
                                                                 ==============

    Shares outstanding                                                  200,295
                                                                 ==============
    Net asset value, offering price and
      repurchase price per share                                 $        85.55
                                                                 ==============

See notes to financial statements.

Treasury 10 FITR ETF
Statement of Operations
For the period October 31, 2002* through January 31, 2003 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME:
      Interest                                                     $   102,471
      Other                                                              1,174
                                                                   -----------
        Total Income                                                   103,645
                                                                   -----------

EXPENSES:
      Advisory                                                           3,256
                                                                   -----------
        Net Investment Income                                          100,389
                                                                   -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
      INVESTMENTS:
      Net realized loss on investments                                  (6,900)
      Net unrealized appreciation on investments                        85,091
                                                                   -----------
      Net realized and unrealized gain on investments                   78,191
                                                                   -----------
      Net increase in net assets resulting from operations         $   178,580
                                                                   ===========

* Commencement of investment operations.

See notes to financial statements.

Treasury 10 FITR ETF
Statement of Changes in Net Assets

--------------------------------------------------------------------------------


                                                                             For the Period
                                                                            October 31, 2002*
                                                                                 through
                                                                            January 31, 2003
                                                                               (Unaudited)
                                                                          -------------------
OPERATIONS:
      Net investment income                                               $           100,389
      Net realized loss on investments                                                 (6,900)
      Net unrealized appreciation on investments                                       85,091
                                                                          -------------------
        Net increase in net assets resulting from operations                          178,580
                                                                          -------------------

DIVIDENDS TO SHAREHOLDERS:
      Dividends from net investment income                                           (100,476)
                                                                          -------------------

CAPITAL STOCK TRANSACTIONS:
      Proceeds from capital stock sold                                             17,056,503
      Value of capital stock repurchased                                                  -0-
                                                                          -------------------
        Net increase in net assets resulting from capital stock
          transactions                                                             17,056,503
                                                                          -------------------
            Increase in Net Assets                                                 17,134,607

NET ASSETS:
      Beginning of period                                                                 -0-
                                                                          -------------------
      End of period                                                       $        17,134,607
                                                                          ===================


CHANGES IN CAPITAL STOCK OUTSTANDING:
      Shares sold                                                                     200,295
      Shares repurchased                                                                  -0-
                                                                          -------------------
        Net increase                                                                  200,295
      Shares outstanding, beginning of period                                             -0-
                                                                          -------------------
      Shares outstanding, end of period                                               200,295

* Commencement of investment operations.

See notes to financial statements.

--------------------------------------------------------------------------------
          Treasury 10 FITR ETF

          Financial Highlights

--------------------------------------------------------------------------------

                                                             FOR THE PERIOD
                                                           OCTOBER 31, 2002*
                                                                THROUGH
                                                            JANUARY 31, 2003
                                                              (UNAUDITED)
                                                           -----------------
PER SHARE DATA:
Net asset value at beginning of period                      $         85.05
                                                           -----------------
Gain from investment operations
Net investment income                                                  0.79
Net realized and unrealized gain on investments                        0.50
                                                           -----------------
     Total from investment operations                                  1.29
                                                           -----------------
Dividends
Dividends from net investment income                                  (0.79)
                                                           -----------------
Net asset value at end of period                            $         85.55
                                                           =================
TOTAL RETURN:                                                          1.52% **
RATIOS/SUPPLEMENTAL DATA:

Net assets at end of period (000's omitted)                 $        17,135
Ratio to average net assets of:
     Expenses                                                          0.13% ***
     Net investment income                                             4.07% ***
Portfolio turnover rate                                                  28%

*      Commencment of investment operations.
**     Not annualized.
***    Annualized.

See notes to financial statements.

ETF ADVISORS TRUST
Notes to Financial Statements

Note 1: Organization
The ETF Advisors Trust (the "Trust") was established as a Delaware business trust on May 29, 2002 and is authorized under the Investment Company Act of 1940, as amended, as an open-end management investment company to have multiple series, or portfolios. The Trust has four series, Treasury 1 FITR ETF, Treasury 2 FITR ETF, Treasury 5 FITR ETF, and Treasury 10 FITR ETF (each, a "Fund"). ETF Advisors, LP (the "Advisor") is the investment advisor to each of the Funds. Each Fund is a consistent maturity fixed income, exchange-traded fund. Each Fund's investment objective is to achieve results that correspond generally to the total return, before each Fund's fees and expenses, of a particular U.S. Treasury Securities index. Each Fund will pursue this objective by investing its assets primarily in high quality debt securities issued or guaranteed by the U.S. Treasury, by an agency or instrument of the U.S. Government or government-sponsored entity. Each Fund's shares are not individually redeemable. Shares can only be bought from each Fund in blocks of 50,000 shares called Creation Units. Any number of shares can be bought and sold on the American Stock Exchange. The Funds do not impose a front-end sales load or a contingent deferred sales charge.

Note 2: Significant Accounting Policies
Security Valuation - Securities listed on a domestic securities exchange are valued based on the last sale price as of the close of regular trading hours on the New York Stock Exchange or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange.

The market value of a written call option or a purchased put option is the last reported sale price on the principal exchange on which such option is traded or, if no sales are reported, the average between the last reported bid and asked prices.

Securities for which market quotations are not readily available, including investments that are subject to limitations as to their sale, are valued at fair value as determined in good faith by the Board of Directors. In determining fair value, consideration is given to cost, operating and other financial data.

Written Options and Purchased Options - All Funds may enter into option contracts for the purpose of either hedging its exposure to the market fluctuations of the portfolios or an individual security position.

Dividends and Distributions to Shareholders - The Funds declare and pay income dividends monthly and capital gain distributions, if any, are made annually.

Security Transactions and Investment Income - Security transactions are recorded on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is accrued daily, discounts and premiums on securities purchased are amortized.

Financial Statements Preparation - The financial statements have been prepared in accordance with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements. Actual results could differ from those estimates.

Note 3: Investment Advisory, Shareholder Services Plan and Other Agreements Under the terms of an Investment Advisory Agreement, each Fund pays the Advisor a monthly fee at an annualized rate of 0.15% of average daily net assets. The fee is accrued daily and paid monthly. The Advisor acts as the investment advisor for the Funds and manages the investment and reinvestment of the assets of each Fund. The Trust entered into a distribution agreement with ALPS Distributors, Inc. to which it distributes shares for the Funds. Shares are continuously offered for sale by the Funds through the Distributor only in Creation Unit aggregations. The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which the Funds may bear an annual 12b-1 fee of up to 0.25%. However, no such fee is currently charged to the Funds, there are no plans in place to impose such a fee, and no such fees will be charged prior to September 30, 2005. The Advisor has contractually agreed to pay all operating expenses of the Funds, excluding interest expense and taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, any future distribution fees or expenses and extraordinary expenses. The Bank of New York acts as each Fund's custodian, administrator, transfer agent and security lending agent. Under the Custodian Agreement with the Trust, the custodian maintains in separate accounts: cash, securities, and other assets of the Trust for the Funds, keeps all necessary accounts and records, and provides other services. The custodian is required, upon the order of the Trust, to deliver securities held by the custodian and to make payments for securities purchased by the Trust for the Funds. Under the Administration Agreement with the Trust, the custodian provides necessary administrative and accounting services for the maintenance and operations for each Fund. In addition, the custodian makes available the office space, equipment, personnel and facilities required to provide such administrative and accounting services. Pursuant to a Transfer Agency and Service Agreement with the Trust, Bank of New York acts as a transfer agent for the Trust's authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. Under a Securities Lending Agency Agreement with the Trust, the Bank of New York acts as the Trust's agent for the purpose of lending Trust securities to third parties. As compensation for the foregoing services, the custodian receives certain out-of-pocket costs, transaction fees, and asset-based fees, which are accrued daily and paid monthly.

Note 4:  Portfolio Securities
For the period ended January 31, 2003, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, were as follows:

                                   Purchases               Sales
                                   ---------               -----
Treasury 1 FITR ETF               $11,877,178           $ 3,208,921
Treasury 2 FITR ETF                28,509,951            11,526,520
Treasury 5 FITR ETF                13,644,522             1,034,277
Treasury 10 FITR ETF               19,792,507             2,948,577


Directors and Officers

The Trustees and Officers of the Trust and their ages, addresses, positions and principal occupations during the past five years are set forth below. There is no limit on the length of the term that each trustee serves. The Fund's Statement of Additional Information contains additional information about the Trustees and Officers and is available, without charge, upon request, by calling 1-800-THE-AMEX.

Name (Age),                   Principal Occupation
Address
Position
----------------------------------------------------------------------------------------------------------
Kevin R. Brine (52)           Retired (October 2000) as SVP, Global Director -- Institutional Sales and
433 West 14 Street            Marketing and Director of Sanford C. Bernstein & Co. Inc. (Since 1985).
3rd Floor
New York, NY 10014
Trustee 2002

Donald A. Sherman (52)        Chairman and CEO of Waterfield Mortgage Company, Inc. (since 1999);
7500 West Jefferson Blvd      Director, Union Acceptances Corporation (since 1994); Director, Union
Fort Wayne, IN 46804          Federal Bank of Indianapolis (since 1990, Vice Chairman since 1999);
Trustee 2002                  Director, Delphi Financial Group, Inc. (since August 2002); President of
                              Waterfield Mortgage Company, Inc. (since 1989).

James M. Litvack (61)         Economic consultant (since 1997); Lecturer in Economics, Princeton
Princeton University          University (from 1966 to July 1997); Director, First Reliance Standard
Princeton, NJ 08544           Life Insurance Co. of NY (since 1990).
Trustee 2002

Gary L. Gastineau (62)        Managing Director of ETF  Advisors, LP (since May 2002); prior thereto

153 East 53 Street, 49/th/ Fl.      Managing Director of Nuveen Investments (from March 2000 to May 2002);
New York, NY 10022                  and prior thereto Senior Vice President of New Product Development at
Managing Director 2002              the American Stock Exchange (from July 1995 to March 2000).

Richard B. Harper (33)              Vice President and Portfolio Manager of ETF Advisors, LP (since June
153 East 53 Street, 49/th/ Fl.      2002); prior thereto Asst. Vice President and Market Strategist of Nuveen
New York, NY 10022                  Investments (from September 1998 to May 2002); and prior thereto
Vice President 2002                 Associate of Nuveen Investments (from September 1995 to September 1998).

Chad Coulter (40)                   Secretary of ETF Advisors, LP (since June 2002); Vice President and General
153 East 53 Street, 49/th/ Fl.      Counsel, Delphi Financial Group, Inc. (since January 1998); prior thereto
New York, NY 10022                  Vice President and General Counsel of National Life of Vermont (from August
Secretary 2002                      1997 to December 1997); prior thereto Vice President and General Counsel of
                                    Reliance Standard Life Insurance Company (from February 1994 to August 1997).

Laurence R. Herman (30)             Director of ETF Advisors, LP (since June 2002); Asst. to the Chairman,
153 East 53 Street, 49/th/ Fl.      Delphi Capital Management (since March 2002); prior thereto Senior Vice
New York, NY 10022                  President of Capital IQ, Inc. (from February 2000 to February 2002); prior
Director 2002                       thereto Associate, Cahill Gordon & Reindel (from September 1997 to February 2000).

Aaron M. Fischer (49)               Chief Financial Officer and Treasurer of ETF Advisors, LP (since May  2002); Chief
153 East 53 Street, 49/th/ Fl.      Financial Officer, Acorn Partners, L.P. (since 1989), Rosenkranz & Company (since
New York, NY 10022                  1989) and Acorn Advisory Capital and LP (since 1994).
Chief Financial Officer
Treasurer 2002